Segment Reporting (Details - Revenue by country) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 5,447,264	$ 455,517	$ 10,049,617	$ 1,214,910
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			8,808,629	326,776
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			150,970	259,828
INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			$ 1,090,018	$ 628,306